Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment
Total property and equipment		$ 5,970,106	$ 5,915,213
Accumulated depreciation	(2,931,557)	(2,847,863)	(2,684,364)
Property and equipment, net	3,064,223	3,122,243	3,230,849
Equipment leased to customers
Property and Equipment
Depreciable Life, minimum (in years)		2
Depreciable Life, maximum (in years)		5
Total property and equipment		3,496,154	3,495,360
EchoStar I
Property and Equipment
Depreciable Life (in years)	P12Y	P12Y
Total property and equipment		201,607	201,607
EchoStar VII
Property and Equipment
Depreciable Life (in years)		P12Y
Total property and equipment		177,000	177,000
EchoStar X
Property and Equipment
Depreciable Life (in years)		P12Y
Total property and equipment		177,192	177,192
EchoStar XI
Property and Equipment
Depreciable Life (in years)	P12Y	P12Y
Total property and equipment		200,198	200,198
EchoStar XIV
Property and Equipment
Depreciable Life (in years)	P15Y	P15Y
Total property and equipment		316,541	316,518
EchoStar XV
Property and Equipment
Depreciable Life (in years)		P15Y
Total property and equipment		277,658	277,533
Satellites acquired under capital lease agreements
Property and Equipment
Depreciable Life, minimum (in years)		10
Depreciable Life, maximum (in years)		15
Total property and equipment		499,819	499,819
Furniture, fixtures, equipment and other
Property and Equipment
Depreciable Life, minimum (in years)		1
Depreciable Life, maximum (in years)		10
Total property and equipment		506,736	480,217
Buildings and improvements
Property and Equipment
Depreciable Life, minimum (in years)		1
Depreciable Life, maximum (in years)		40
Total property and equipment		70,716	69,165
Land
Property and Equipment
Total property and equipment		4,447	3,760
Construction in progress
Property and Equipment
Total property and equipment		$ 42,038	$ 16,844